Lease Obligations (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense, Lessee, Assets under Capital Lease	€ 24	€ 27	€ 35
Operating Leases, Rent Expense	772	€ 742	€ 693
Equipment Held under Capital Leases [Member]
medical devices	249
vehicles	€ 282